Cover	Apr. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	1-13374
Entity Registrant Name	REALTY INCOME CORPORATION
Entity Central Index Key	0000726728
Entity Tax Identification Number	33-0580106
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11995 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	284-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	O
Security Exchange Name	NYSE
Notes 1. 125 Percent Due 2027 [Member]
Title of 12(b) Security	1.125% Notes due 2027
Trading Symbol	O27A
Security Exchange Name	NYSE
Notes 1. 875 Percent Due 2027 [Member]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	O27B
Security Exchange Name	NYSE
Notes 5. 000 Percent Due 2029 [Member]
Title of 12(b) Security	5.000% Notes due 2029
Trading Symbol	O29B
Security Exchange Name	NYSE
Notes 1. 625 Percent Due 2030 [Member]
Title of 12(b) Security	1.625% Notes due 2030
Trading Symbol	O30
Security Exchange Name	NYSE
Notes 4. 875 Percent Due 2030 [Member]
Title of 12(b) Security	4.875% Notes due 2030
Trading Symbol	O30B
Security Exchange Name	NYSE
Notes 5. 750 Percent Due 2031 [Member]
Title of 12(b) Security	5.750% Notes due 2031
Trading Symbol	O31A
Security Exchange Name	NYSE
Notes 3. 375 Percent Due 2031 [Member]
Title of 12(b) Security	3.375% Notes due 2031
Trading Symbol	O31B
Security Exchange Name	NYSE
Notes 1. 750 Percent Due 2033 [Member]
Title of 12(b) Security	1.750% Notes due 2033
Trading Symbol	O33A
Security Exchange Name	NYSE
Notes 5. 125 Percent Due 2034 [Member]
Title of 12(b) Security	5.125% Notes due 2034
Trading Symbol	O34
Security Exchange Name	NYSE
Notes 3. 875 Percent Due 2031 [Member]
Title of 12(b) Security	3.875% Notes due 2035
Trading Symbol	O35B
Security Exchange Name	NYSE
Notes 6. 000 Percent Due 2039 [Member]
Title of 12(b) Security	6.000% Notes due 2039
Trading Symbol	O39
Security Exchange Name	NYSE
Notes 5. 250 Percent Due 2041 [Member]
Title of 12(b) Security	5.250% Notes due 2041
Trading Symbol	O41
Security Exchange Name	NYSE
Notes 2. 500 Percent Due 2042 [Member]
Title of 12(b) Security	2.500% Notes due 2042
Trading Symbol	O42
Security Exchange Name	NYSE